Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Oct. 30, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Aug. 31, 2016	Nov. 20, 2015	Aug. 31, 2015	Aug. 31, 2014
Intermediate Bond Fund of America® - Class 529-F-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-F-1
Account Value		$ 11,754		$ 10,965		$ 11,043		$ 11,781			$ 11,717	$ 10,937	$ 10,338	$ 10,442			$ 10,328		$ 10,116	$ 10,000
Intermediate Bond Fund of America® - Class 529-T [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-T (with sales charge)
Account Value		$ 11,148		10,393		10,460		11,147			11,091	10,352	9,786	9,883	$ 9,752
Intermediate Bond Fund of America® - Class 529-E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-E
Account Value		$ 11,296		10,566		10,681		11,438			11,420	10,704	10,161	10,307			10,239		10,072	10,000
Intermediate Bond Fund of America® - Class 529-C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-C (with sales charge)
Account Value		$ 11,099		10,364		10,457		11,176			11,138	10,421	9,944	10,134			10,128		10,017	10,000
Intermediate Bond Fund of America® - Class 529-A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-A (with sales charge)
Account Value		$ 11,224		10,480		10,575		11,302			11,264	10,538	9,985	10,109			10,022		9,839	9,748
Intermediate Bond Fund of America® - Class R-5E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-5E
Account Value		$ 11,677		10,876		10,946		11,671			11,603	10,829	10,234	10,330			10,207	$ 10,000
Intermediate Bond Fund of America® - Class R-4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-4
Account Value		$ 11,584		10,810		10,900		11,646			11,601	10,856	10,272	10,393			10,298		10,102	10,000
Intermediate Bond Fund of America® Class R-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-3
Account Value		$ 11,239		10,519		10,639		11,400			11,390	10,683	10,146	10,298			10,234		10,070	10,000
Intermediate Bond Fund of America® Class R-2E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-2E
Account Value		$ 11,135		10,445		10,572		11,346			11,354	10,673	10,154	10,324			10,277		10,109	10,000
Intermediate Bond Fund of America® Class R-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Intermediate Bond Fund of America — Class R-2
Account Value		$ 10,751		10,112		10,263		11,047			11,083	10,448	9,967	10,152			10,141		10,023	10,000
Intermediate Bond Fund of America® Class R-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-1
Account Value		$ 10,741		10,103		10,255		11,039			11,077	10,446	9,967	10,162			10,144		10,025	10,000
Intermediate Bond Fund of America® Class 529-F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-F-3
Account Value		$ 10,101	$ 9,648	9,399	$ 9,295	9,451	$ 9,875	10,067	$ 10,007	$ 10,000
Intermediate Bond Fund of America® - Class 529-F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class 529-F-2
Account Value		$ 10,087	$ 9,645	9,390	$ 9,288	9,444	$ 9,877	10,064	$ 10,006	$ 10,000
Intermediate Bond Fund of America® - Class F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class F-3
Account Value		$ 11,621		10,815		10,860		11,563			11,479	10,704	10,101	10,186		$ 10,000
Intermediate Bond Fund of America® - Class F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class F-2
Account Value		$ 11,861		11,043		11,110		11,842			11,768	10,980	10,370	10,467			10,346		10,125	10,000
Intermediate Bond Fund of America® - Class F-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class F-1
Account Value		$ 11,524		10,762		10,858		11,607			11,567	10,829	10,253	10,379			10,289		10,097	10,000
Intermediate Bond Fund of America® - Class T [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class T (with sales charge)
Account Value		$ 11,200		10,436		10,496		11,176			11,107	10,368	9,794	9,885	9,752
Intermediate Bond Fund of America® - Class R-6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-6
Account Value		$ 11,995		11,155		11,210		11,926			11,847	11,040	10,417	10,503			10,370		10,137	10,000
Intermediate Bond Fund of America® - Class R-5 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class R-5
Account Value		$ 11,932		11,102		11,162		11,890			11,809	11,018	10,394	10,486			10,359		10,131	10,000
Intermediate Bond Fund of America® - Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class C (with sales charge)
Account Value		$ 10,894		10,173		10,261		11,038			11,076	10,442	9,963	10,158			10,140		10,024	10,000
Intermediate Bond Fund of America® - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Bond Fund of America — Class A (with sales charge)
Account Value		$ 11,269		10,522		10,614		11,345			11,307	10,578	10,018	10,134			10,040		9,848	9,748
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg U.S. Aggregate Index
Account Value		$ 11,765		10,965		11,098		12,542			12,553	11,789	10,701	10,814	10,000		10,761	10,000	10,156	10,000
Bloomberg U S Government Or Credit 1 To 7 Year Ex BBB Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg U.S. Government/Credit 1-7 Year Ex BBB Index
Account Value		$ 11,688		10,965		10,897		11,703			11,719	11,129	10,425	10,513	10,000	10,000	10,450	10,000	10,163	10,000
Bloomberg 75 Percent Government Credit 1 To 7 Years 25 Percent Securitized Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index
Account Value		$ 11,784		$ 11,002		$ 10,983		$ 11,898			$ 11,876	$ 11,286	$ 10,540	$ 10,612	$ 10,000	$ 10,000	$ 10,518	$ 10,000	$ 10,175	$ 10,000

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.